Schedule of short-term borrowings (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Debt Disclosure [Abstract]
Revolving line of credit	$ 3,523	$ 3,555	$ 4,803	$ 3,000
Short-term loan	550
Bank indebtedness	4	160	216	257
Total	$ 4,077	$ 3,715	$ 5,019	$ 3,257